Offerings - Offering: 1	Dec. 20, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	500,000
Proposed Maximum Offering Price per Unit	25.14
Maximum Aggregate Offering Price	$ 12,570,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,924.47
Offering Note

(1)

This Registration Statement also shall be deemed to cover an indeterminate number of additional shares of Common Stock which may be offered and issued pursuant to the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)

Estimated pursuant to Rule 457 under the Securities Act of 1933, as amended, solely for the purpose of computing the registration fee. The proposed maximum aggregate price per share is based on $25.14 per share, the average of the high and low prices per share of Common Stock, as reported on The Nasdaq Stock Market, Inc. on December 18, 2024.